Basic and Diluted Net Loss per Share - Additional Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dividends, common stock	$ 0	$ 0
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of redeemable shares excluded from calculation of net income (loss) per share (in shares	0	664,162